Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Land and buildings	Plant and equipment	Computer equipment	Total
	€m	€m	€m	€m
SUCCESSOR
Cost
Balance at December 31, 2015	119.2	221.8	2.4	343.4
Acquisitions through business combinations	—	2.5	—	2.5
Additions	3.3	34.3	0.4	38.0
Transfer to intangible assets (note 13)	(1.7)	1.1	—	(0.6)
Disposals	(2.7)	(0.6)	—	(3.3)
Effect of movements in foreign exchange	(7.6)	(28.8)	—	(36.4)
Balance at December 31, 2016	110.5	230.3	2.8	343.6
Additions	11.6	26.0	0.4	38.0
Disposals	(0.1)	(1.1)	—	(1.2)
Effect of movements in foreign exchange	(4.6)	(12.7)	—	(17.3)
Balance at December 31, 2017	117.4	242.5	3.2	363.1
Accumulated depreciation and impairment
Balance at December 31, 2015	3.4	21.4	0.4	25.2
Depreciation	6.5	35.7	1.1	43.3
Impairment	(0.2)	1.6	—	1.4
Transfers	—	0.2	(0.2)	—
Effect of movements in foreign exchange	(3.9)	(20.5)	(0.1)	(24.5)
Balance at December 31, 2016	5.8	38.4	1.2	45.4
Depreciation	6.1	28.9	0.9	35.9
Impairment	—	0.3	—	0.3
Effect of movements in foreign exchange	(3.7)	(10.2)	—	(13.9)
Balance at December 31, 2017	8.2	57.4	2.1	67.7
Net book value December 31, 2015	115.8	200.4	2.0	318.2
Net book value December 31, 2016	104.7	191.9	1.6	298.2
Net book value December 31, 2017	109.2	185.1	1.1	295.4
Leased equipment
The Company leased items of machinery in Sweden under finance leases which were disposed of in the year ended December 31, 2017 and so the net carrying amount of those leased assets is nil (December 31, 2016: €0.8 million).
Security
Borrowings have been provided by a syndicate of third party lenders, (the “Syndicate”). The Syndicate together with holders of the bond issue have security over the assets of the ‘guarantor group’. The ‘Guarantor Group’ consists of those companies which individually have more than 5% of consolidated total assets or EBITDA (as defined in the Senior Facilities Agreement) of the Company and in total comprise more than 80% of consolidated total assets or EBITDA at any testing date.